Securities Available-for-Sale - Fair Value and Age of Gross Unrealized Losses by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014 Security	Dec. 31, 2013 Security	Dec. 31, 2012 Security
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions	22	41	5
Available-for-sale Securities, Less Than 12 Months, Fair Value	$ 191,970	$ 274,942	$ 22,883
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses	(754)	(6,913)	(116)
Available-for-sale, Securities, 12 Months or More, Number of Positions	13	2
Available-for-sale Securities, 12 Months or More, Fair Value	103,133	10,088
Available-for-sale Securities, 12 Months or More, Unrealized Losses	(2,361)	(863)
Available-for-sale Securities, Fair Value, Total	295,103	285,030	22,883
Available-for-sale Securities, Unrealized Losses, Total	(3,115)	(7,776)	(116)
Number of debt securities on which unrealized losses were primarily attributable to changes in interest	35	43
Obligations of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions	9	16	2
Available-for-sale Securities, Less Than 12 Months, Fair Value	83,654	126,017	11,370
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses	(377)	(2,581)	(53)
Available-for-sale, Securities, 12 Months or More, Number of Positions	8
Available-for-sale Securities, 12 Months or More, Fair Value	62,754
Available-for-sale Securities, 12 Months or More, Unrealized Losses	(1,401)
Available-for-sale, Securities, Number of Positions	17	16
Available-for-sale Securities, Fair Value, Total	146,408	126,017	11,370
Available-for-sale Securities, Unrealized Losses, Total	(1,778)	(2,581)	(53)
Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions	6	3
Available-for-sale Securities, Less Than 12 Months, Fair Value	71,273	39,522
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses	(217)	(603)
Available-for-sale, Securities, Number of Positions	6	3
Available-for-sale Securities, Fair Value, Total	71,273	39,522
Available-for-sale Securities, Unrealized Losses, Total	(217)	(603)
Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions		2
Available-for-sale Securities, Less Than 12 Months, Fair Value		22,822
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses		(685)
Available-for-sale, Securities, 12 Months or More, Number of Positions	1
Available-for-sale Securities, 12 Months or More, Fair Value	9,118
Available-for-sale Securities, 12 Months or More, Unrealized Losses	(253)
Available-for-sale, Securities, Number of Positions	1	2
Available-for-sale Securities, Fair Value, Total	9,118	22,822
Available-for-sale Securities, Unrealized Losses, Total	(253)	(685)
Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions	1	4
Available-for-sale Securities, Less Than 12 Months, Fair Value	9,927	39,052
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses	(97)	(1,305)
Available-for-sale, Securities, 12 Months or More, Number of Positions	2
Available-for-sale Securities, 12 Months or More, Fair Value	20,546
Available-for-sale Securities, 12 Months or More, Unrealized Losses	(570)
Available-for-sale, Securities, Number of Positions	3	4
Available-for-sale Securities, Fair Value, Total	30,473	39,052
Available-for-sale Securities, Unrealized Losses, Total	(667)	(1,305)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions	3	16	3
Available-for-sale Securities, Less Than 12 Months, Fair Value	12,313	47,529	11,285
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses	(3)	(1,739)	(52)
Available-for-sale, Securities, 12 Months or More, Number of Positions	2	2
Available-for-sale Securities, 12 Months or More, Fair Value	10,715	10,088
Available-for-sale Securities, 12 Months or More, Unrealized Losses	(137)	(863)
Available-for-sale, Securities, Number of Positions	5	18
Available-for-sale Securities, Fair Value, Total	23,028	57,617	11,285
Available-for-sale Securities, Unrealized Losses, Total	(140)	(2,602)	(52)
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions		41	5
Available-for-sale Securities, Less Than 12 Months, Fair Value		274,942	22,655
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses		(6,913)	(105)
Available-for-sale, Securities, 12 Months or More, Number of Positions		2
Available-for-sale Securities, 12 Months or More, Fair Value		10,088
Available-for-sale Securities, 12 Months or More, Unrealized Losses		(863)
Available-for-sale, Securities, Number of Positions		43
Available-for-sale Securities, Fair Value, Total		285,030	22,655
Available-for-sale Securities, Unrealized Losses, Total		(7,776)	(105)
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less Than 12 Months, Fair Value			228
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses			(11)
Available-for-sale Securities, Fair Value, Total			228
Available-for-sale Securities, Unrealized Losses, Total			(11)
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities, Less Than 12 Months, Number of Positions	3
Available-for-sale Securities, Less Than 12 Months, Fair Value	14,803
Available-for-sale Securities, Less Than 12 Months, Unrealized Losses	(60)
Available-for-sale, Securities, Number of Positions	3
Available-for-sale Securities, Fair Value, Total	14,803
Available-for-sale Securities, Unrealized Losses, Total	$ (60)